UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21180

Name of Fund: BlackRock Municipal Income Investment Quality Trust (BAF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Investment Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 05/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments May 31, 2013 (Unaudited)	BlackRock Municipal Income Investment Quality Trust (BAF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama – 4.4%
Alabama Incentives Financing Authority, RB, Tax-Exempt Special Obligation, Series A,
5.00%, 9/01/42	$2,175	$2,359,157
Alabama Special Care Facilities Financing Authority-Birmingham, RB, Children’s Hospital, (AGC):
6.13%, 6/01/34	1,000	1,177,640
6.00%, 6/01/39	1,000	1,178,030
Birmingham Water Works Board, RB, Water Utility Improvements, Series B:
5.00%, 1/01/38	360	393,206
5.00%, 1/01/43	760	823,126
Selma IDB, RB, International Paper Co. Project, Series A,
5.38%, 12/01/35	335	366,778

		6,297,937

Arizona – 0.2%
Arizona Board of Regents, Refunding, COP, University of Arizona, Series C,
5.00%, 6/01/28	250	282,238

California – 11.7%
California Educational Facilities Authority, RB, University of Southern California, Series A,
5.25%, 10/01/38	2,155	2,498,399
California Health Facilities Financing Authority, RB, Sutter Health, Series B,
6.00%, 8/15/42	1,120	1,333,819
Los Angeles Community College District, GO, Election of 2001, Series A (NPFGC),
5.00%, 8/01/32	1,000	1,112,070
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1,
5.25%, 7/01/38	1,175	1,316,153
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC),
5.50%, 4/01/39	3,210	3,701,804
Redondo Beach Unified School District, GO, Election of 2008, Series E,
5.50%, 8/01/34	1,000	1,158,650
Sacramento County California Airport System, ARB, Airport System, Senior Series A (AGC),
5.50%, 7/01/41	1,400	1,608,306
San Diego Public Facilities Financing Authority, Refunding, Series B (AGC),
5.38%, 8/01/34	1,125	1,304,955
State of California, GO,
5.00%, 4/01/37	1,115	1,235,465
State of California, GO, Refunding,
5.00%, 9/01/41	1,170	1,266,841

		16,536,462

Colorado – 1.2%
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM),
6.00%, 5/15/26	1,425	1,652,558

Florida – 7.7%
City of Jacksonville, RB, Series A,
5.25%, 10/01/31	4,525	5,230,855
City of Jacksonville Florida, Refunding RB, Better Jacksonville Sales Tax, Series A,
5.00%, 10/01/30	1,745	1,965,114
Jacksonville Electric Authority Florida, Refunding RB, Sub-Series C,
5.00%, 10/01/37	2,245	2,480,927
Orlando-Orange County Expressway Authority, Refunding RB, Series A,
5.00%, 7/01/35	575	637,928
Osceola County Florida School Board, COP, Refunding, Series A,
5.00%, 6/01/28(a)	445	497,328

		10,812,152

Georgia – 3.1%
City of Atlanta Georgia Department of Aviation, Refunding GARB:
Series B, 5.00%, 1/01/37	1,250	1,384,037
Series C, 6.00%, 1/01/30	2,500	3,026,000

		4,410,037

Illinois – 12.4%
Chicago Board of Education, GO, Series A,
5.50%, 12/01/39	1,500	1,668,780
Chicago Transit Authority, RB:
Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	1,300	1,479,959
Sales Tax Receipts, 5.25%, 12/01/36	415	463,792
Sales Tax Receipts, 5.25%, 12/01/40	2,250	2,498,895

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2013	1

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, GARB, O’Hare International Airport Third Lien:
Series A, 5.75%, 1/01/39	$825	$946,489
Series C, 6.50%, 1/01/41	3,740	4,752,680
City of Chicago Illinois, Refunding GARB, O’Hare International Airport Third Lien,:
Series C (AGC), 5.25%, 1/01/30	1,000	1,123,950
City of Chicago Illinois, Refunding RB, Sales Tax, Series A,
5.25%, 1/01/38	515	575,234
Illinois Finance Authority, RB, Carle Foundation, Series A,
6.00%, 8/15/41	1,885	2,218,475
Illinois Finance Authority, Refunding RB, Northwestern Memorial Healthcare,
5.00%, 8/15/37	300	334,638
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	915	1,092,913
6.00%, 6/01/28	260	310,014

		17,465,819

Indiana – 3.1%
Indiana Finance Authority, RB, First Lien, Wastewater Utility, CWA Authority Project, Series A,
5.00%, 10/01/41	1,500	1,662,495
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC),
5.50%, 1/01/38	2,415	2,674,733

		4,337,228

Kansas – 1.5%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series A,
5.00%, 11/15/32	1,880	2,092,102

Louisiana – 0.7%
Louisiana State University & Agricultural & Mechanical College, RB,
5.00%, 7/01/37	300	332,298
New Orleans Aviation Board, Refunding GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	375	438,731
Series A-2, 6.00%, 1/01/23	150	175,493

		946,522

Michigan – 4.5%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien (AGM):
Series B, 7.50%, 7/01/33	580	706,817
Series C-1, 7.00%, 7/01/27	1,800	2,178,648
City of Detroit Michigan Water Supply System, RB, Second Lien, Series B (AGM),
6.25%, 7/01/36	1,700	1,942,097
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital,
8.25%, 9/01/39	1,205	1,522,590

		6,350,152

Minnesota – 3.2%
City of Minneapolis, Refunding RB, Fairview Health Services, Series B (AGC),
6.50%, 11/15/38	3,680	4,467,373

Mississippi – 2.9%
Mississippi Development Bank, Refunding RB, Special Obligation Series A:
City of Jackson Mississippi Water & Sewer System Project (AGM), 5.00%, 9/01/30	2,000	2,263,920
Jackson Public School District, 5.00%, 4/01/28	1,000	1,110,650
University of Southern Mississippi, Refunding RB, S.M. Educational Building Corp. Residence Hall Construction Project (a):
5.00%, 3/01/33	275	310,753
5.00%, 3/01/38	375	417,502

		4,102,825

Nevada – 1.7%
Clark County Water Reclamation District, GO, Series A,
5.25%, 7/01/34	2,000	2,360,480

2	BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2013

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey – 6.0%
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC),
5.50%, 7/01/38	$1,300	$1,407,250
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC,
5.25%, 10/01/29	1,540	1,684,406
New Jersey State Turnpike Authority, Refunding RB, Series A,
5.00%, 1/01/31	1,895	2,107,088
New Jersey Transportation Trust Fund Authority, RB, Transportation System Series A:
5.00%, 6/15/42	1,000	1,076,000
(AGC), 5.50%, 12/15/38	2,000	2,275,320

		8,550,064

New York – 2.1%
New York City Transitional Finance Authority, BARB, Fiscal 2009, Series S-4 (AGC),
5.50%, 1/15/29	2,465	2,914,369

North Carolina – 1.1%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A,
5.00%, 6/01/32	1,340	1,531,834

Pennsylvania – 1.5%
Pennsylvania Higher Educational Facilities Authority, RB, Temple University, First Series,
5.00%, 4/01/42	2,000	2,195,880

Puerto Rico – 1.1%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A,
6.38%, 8/01/39	1,350	1,520,465

South Carolina – 6.5%
Charleston Educational Excellence Finance Corp., Refunding RB, Charleston County School District:
5.00%, 12/01/29	1,035	1,186,110
5.00%, 12/01/30	1,175	1,339,841
City of North Charleston, RB, Public Facilities Corp. Installment Purchase,
5.00%, 6/01/35	6,000	6,655,500

		9,181,451

Texas – 15.6%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus,
5.25%, 8/01/33	2,000	2,251,480
City of Brownsville Texas Utilities System, Refunding RB, Series A,
5.00%, 9/01/29	810	921,958
City of Houston Texas Utility System, Refunding RB, Combined, First Lien, Series A, (AGC):
6.00%, 11/15/35	2,600	3,111,732
6.00%, 11/15/36	2,215	2,670,050
5.38%, 11/15/38	1,000	1,134,470
Frisco ISD, GO, School Building (AGC),
5.50%, 8/15/41	3,365	3,999,269
North Texas Tollway Authority, RB, Special Projects System, Series A,
5.50%, 9/01/41	1,000	1,153,800
North Texas Tollway Authority, Refunding RB, System First Tier:
(AGM), 6.00%, 1/01/43	1,000	1,156,560
Series B, 5.00%, 1/01/42	2,250	2,422,192
Series K-1 (AGC), 5.75%, 1/01/38	1,500	1,690,020
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC),
6.50%, 7/01/37	1,000	1,149,820
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, First Tier, Series A,
5.00%, 8/15/41	335	356,845

		22,018,196

Virginia – 1.4%
Fairfax County IDA, RB, Health Care, Inova Health System Project, Series A,
5.00%, 5/15/40	685	757,850
Virginia Public School Authority, RB, School Financing,
6.50%, 12/01/18 (b)	1,000	1,287,370

		2,045,220

Washington – 4.8%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A,
5.25%, 2/01/36	1,025	1,160,105

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2013	3

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Washington (concluded)
Port of Seattle, Refunding RB, Intermediate Lien, Series A,
5.00%, 8/01/32	$3,000	$3,395,370
Spokane Public Facilities District, RB, Series A,
5.00%, 12/01/38	1,210	1,301,694
State of Washington, GO, Series B,
5.25%, 2/01/36	795	909,059

		6,766,228

Wisconsin – 1.2%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Alliance, Series D,
5.00%, 11/15/41	1,230	1,352,668
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert Health, Inc., Series A,
5.00%, 4/01/42	315	339,828

		1,692,496

Total Municipal Bonds – 99.6%		140,530,088

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(c)
Alabama – 1.1%
Mobile Board of Water & Sewer Commissioners, RB, (NPFGC),
5.00%, 1/01/31	1,500	1,606,455

California – 9.4%
San Marcos Unified School District, GO, Election of 2010, Series A,
5.25%, 8/01/31	10,680	12,167,938
University of California, Refunding RB, Limited Project, Series G,
5.00%, 5/15/37	1,000	1,114,490

		13,282,428

District of Columbia – 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Series A,
6.00%, 10/01/35(d)	760	909,543

Florida – 4.0%
County of Miami-Dade Florida Transit System, Refunding RB,
5.00%, 7/01/42	5,150	5,583,733

Illinois – 6.3%
Chicago Transit Authority, Refunding RB, Federal Transit Administration Section 5309 (AGM),
5.00%, 6/01/28	2,999	3,264,588
City of Chicago Illinois Waterworks, Refunding RB, Second Lien,
5.00%, 11/01/42	1,020	1,116,468
Illinois State Toll Highway Authority, RB:
Series A, 5.00%, 1/01/38	980	1,077,000
Series B, 5.50%, 1/01/33	2,999	3,373,040

		8,831,096

Kentucky – 0.7%
Kentucky State Property & Building Commission, Refunding RB, Project 93 (AGC),
5.25%, 2/01/27	898	1,028,570

Massachusetts – 1.6%
Massachusetts School Building Authority, RB, Sales Tax, Senior Series B,
5.00%, 10/15/41	2,000	2,242,220

Nevada – 5.0%
Clark County Water Reclamation District, GO, Limited Tax,
6.00%, 7/01/38	2,000	2,382,160
Las Vegas Valley Water District, GO, Refunding, Series C,
5.00%, 6/01/28	4,100	4,676,255

		7,058,415

New Jersey – 6.3%
New Jersey EDA, RB, School Facilities Construction, (AGC):
6.00%, 12/15/18(b)	500	590,620
6.00%, 12/15/34	500	590,620
New Jersey State Turnpike Authority, RB, Series A,
5.00%, 1/01/38(d)	6,020	6,527,004
New Jersey Transportation Trust Fund Authority, RB, Series B,
5.25%, 6/15/36(d)	1,000	1,114,270

		8,822,514

New York – 16.4%
Hudson New York Yards Infrastructure Corp., RB, Series A,
5.75%, 2/15/47	1,000	1,153,371
New York City Municipal Water Finance Authority, Refunding RB:
Series BB, 5.25%, 6/15/44	4,993	5,574,453

4	BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2013

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts(c)	Par (000)	Value
New York (concluded)
New York City Municipal Water Finance Authority, Refunding RB (concluded):
Water & Sewer System, Series FF, 5.00%, 6/15/45	$3,019	$3,289,133
New York City Transitional Finance Authority, BARB, Fiscal 2009, Series S-3,
5.25%, 1/15/39	900	1,028,675
New York City Transitional Finance Authority, RB, Future Tax Secured, Fiscal 2012, Series E,
5.00%, 2/01/42	1,160	1,283,306
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority,
5.25%, 12/15/43	2,955	3,317,503
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project,
5.75%, 11/15/51	1,740	2,017,478
New York State Dormitory Authority, RB,
5.00%, 3/15/41	4,995	5,498,096

		23,162,015

Puerto Rico – 0.9%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C,
5.25%, 8/01/40	1,180	1,264,010

Texas – 9.2%
North Texas Tollway Authority, RB, Series A,
5.50%, 9/01/41	2,310	2,665,278
Tarrant County Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A,
5.00%, 11/15/38	4,456	4,869,372
Waco Educational Finance Corp., Refunding RB, Baylor University,
5.00%, 3/01/43	4,995	5,441,254

		12,975,904

Utah – 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc.,
5.00%, 8/15/41	1,005	1,092,981

Washington – 1.5%
University of Washington, Refunding RB, Series A,
5.00%, 7/01/41	1,860	2,081,160

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 63.8%		89,941,044

Total Long-Term Investments (Cost – $215,809,679) – 163.4%		230,471,132

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.03%(e)(f)	1,206,761	1,206,761

Total Short-Term Securities (Cost – $1,206,761) – 0.8%		1,206,761

Total Investments (Cost – $217,016,440*) – 164.2%		231,677,893
Other Assets Less Liabilities – 0.3%		392,570
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (34.6%)		(48,806,870)
VMTP Shares, at Liquidation Value – (29.9%)		(42,200,000)

Net Assets Applicable to Common Shares – 100.0%		$141,063,593

*	As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$168,503,865

Gross unrealized appreciation	$16,029,145
Gross unrealized depreciation	(1,632,818)

Net unrealized appreciation	$14,396,327

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2013	5

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

Notes to Schedule of Investments

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	$728,255	$(10,603)
Wells Fargo & Co.	$497,328	$721

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from October 1, 2016 to July 1, 2020, is $6,039,922.

(e)	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at May 31, 2013	Income
FFI Institutional Tax-Exempt Fund	908,400	298,361	1,206,761	$355

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.	GO	General Obligation Bonds
	AGM	Assured Guaranty Municipal Corp.	IDA	Industrial Development Authority
	ARB	Airport Revenue Bonds	IDB	Industrial Development Board
	BARB	Building Aid Revenue Bonds	ISD	Independent School District
	COP	Certificates of Participation	NPFGC	National Public Finance Guarantee Corp.
	EDA	Economic Development Authority	RB	Revenue Bonds
	GARB	General Airport Revenue Bonds	S/F	Single-Family

6	BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2013

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)

•	Financial futures contracts as of May 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(135)	10-Year US Treasury Note	Chicago Board of Trade	September 2013	$17,444,531	$136,608

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$230,471,132	–	$230,471,132
Short-Term Securities	$1,206,761	–	–	1,206,761

Total	$1,206,761	$230,471,132	–	$231,677,893

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$136,608	–	–	$136,608

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2013	7

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Quality Trust (BAF)

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$179,000	–	–	$179,000
Liabilities:
TOB trust certificates	–	$(48,777,701)	–	(48,777,701)
VMTP shares	–	(42,200,000)	–	(42,200,000)

Total	$179,000	$(90,977,701)	–	$(90,798,701)

There were no transfers between levels during the period ended May 31, 2013.

8	BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	MAY 31, 2013

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Quality Trust

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Quality Trust

Date: July 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Quality Trust

Date: July 25, 2013